united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

ITEM 1. REPORTS TO SHAREHOLDERS.

S E M I - A N N U A L  R E P O R T

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

Eventide Multi-Asset Income Fund

December 31, 2016

Eventide Asset Management, LLC

One International Place

Suite 3510

Boston, MA 02110

1-877-771-3836

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	2

EVENTIDE GILEAD FUND

Portfolio Review (Unaudited) December 31, 2016

The Fund’s performance figures1 for each of the periods ended December 31, 2016 compared to its benchmark:

	6 Month	1 Year	3 Year	5 Year	Since	Since	Since
	Return	Return	Return	Return	Inception[2]	Inception[3]	Inception[4]

Class N	10.27%	0.90%	5.18%	16.03%	13.14%	N/A	N/A
Class A without load	10.21%	0.82%	5.14%	15.97%	N/A	16.10%	N/A
Class A with 5.75% load	3.88%	(4.99)%	3.08%	14.61%	N/A	15.15%	N/A
Class C	9.82%	0.08%	4.35%	15.09%	N/A	15.21%	N/A
Class I	10.39%	1.12%	5.40%	16.25%	N/A	N/A	14.10%
S&P 500 Total Return Index[5]	7.82%	11.96%	8.87%	14.66%	9.23%	13.62%	13.17%
Russell Midcap Growth Total
Return Index[6]	5.07%	7.33%	6.23%	13.51%	9.22%	14.17%	13.23%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Please review the Fund’s most recent prospectus for more detail on the expense waiver. Per the Fund’s most recent prospectus, total annual Fund expenses are 1.48%, 2.23%, 1.43%, and 1.23% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Class N commenced operations on July 8, 2008.

3.	Class A and Class C commenced operations on October 28, 2009.

4.	Class I commenced operations on February 2, 2010.

5.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

6.	The Russell Midcap Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Holdings by Industry	% of Net Assets

Biotechnology	12.4%
Auto Parts & Equipment	12.3%
Semiconductors	11.4%
Commercial Services	9.1%
Pharmaceuticals	6.8%
Software	6.4%
Transportation	3.8%
Real Estate Investment Trusts	3.5%
Retail	3.2%
Electric	2.9%
Other / Cash & Cash Equivalents	28.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	3

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND

Portfolio Review (Unaudited) December 31, 2016

The Fund’s performance figures1 for each of the periods ended December 31, 2016 compared to its benchmark:

	6 Month	1 Year Return	3 Year Return	Since Inception[2]

Class N	6.74%	(16.20)%	7.53%	19.17%
Class A without load	6.70%	(16.25)%	7.47%	19.08%
Class A with 5.75% load	0.56%	(21.06)%	5.37%	17.33%
Class C	6.27%	(16.87)%	6.69%	18.21%
Class I	6.85%	(16.03)%	7.73%	19.39%
S&P 500 Total Return Index[3]	7.82%	11.96%	8.87%	14.45%
Eventide Healthcare & Life Sciences Blend Index[4]	3.66%	5.50%	12.50%	21.21%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Please review the Fund’s most recent prospectus for more detail on the expense waiver. Per the Fund’s most recent prospectus, total annual Fund expenses are 1.60%, 2.35%, 1.55%, and 1.35% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

3.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

4.	The Eventide Healthcare & Life Sciences Blend Index is calculated by taking 50% of the returns of the S&P 400 Health Care Index and 50% of the returns of the S&P 600 Health Care Index.

Holdings by Industry	% of Net Assets

Biotechnology	51.2%
Pharmaceuticals	38.2%
Software	5.3%
Healthcare-Products	3.7%
Other / Cash & Cash Equivalents	1.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	4

EVENTIDE MULTI - ASSET INCOME FUND

Portfolio Review (Unaudited) December 31, 2016

The Fund’s performance figures1 for each of the periods ended December 31, 2016 compared to its benchmark:

	Six Month	1 Year Return	Since Inception[2]

Class N	2.17%	8.99%	4.78%
Class A without load	2.14%	9.03%	4.72%
Class A with 5.75% load	(3.73)%	2.72%	0.57%
Class C	1.70%	8.19%	3.96%
Class I	2.24%	9.23%	4.99%
MSCI All-Country World Index (Net)[3]	6.55%	7.86%	0.83%
Eventide Multi-Asset Income Blended Index[4]	2.86%	5.92%	1.60%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2017, to ensure that the net annual fund operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.20%, 1.95%, 1.15%, and 0.95% for the Eventide Multi-Asset Income Fund’s Class A, Class C, Class N, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Please review the Fund’s most recent prospectus for more detail on the expense waiver. Per the Fund’s most recent prospectus, total annual Fund expenses are 2.46%, 3.14%, 2.39%, and 2.14% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

3.	The MSCI All-Country World Index is a free float - adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All-Country World Index consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

4.	The Eventide Multi-Asset Income Blended Index is comprised of 60% of the MSCI All-Country World Index and 40% of the Barclays Aggregate Bond Index. The Eventide Multi-Asset Income Blended Index rebalances its weightings on a monthly frequency.

Holdings by Industry	% of Net Assets

Real Estate Investment Trusts	12.2%
Electric	11.1%
Asset Backed Securities	8.7%
Energy-Alternate Sources	4.4%
Private Equity	4.3%
Pipelines	4.1%
Commercial Services	3.5%
Banks	3.2%
Agriculture	2.6%
Auto Manufacturers	2.6%
Other / Cash & Cash Equivalents	43.3%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	5

EVENTIDE GILEAD FUND
Portfolio of Investments (Unaudited) December 31, 2016	1 of 3

Shares		Fair Value

	COMMON STOCK - 91.3%
	AUTO MANUFACTURERS - 0.7%
40,000	Tesla Motors, Inc.[1]	$8,547,600

	AUTO PARTS & EQUIPMENT - 12.3%
7,142,857	Car Charging Group, Inc.[1,2,3,4]	147,321
440,000	BorgWarner, Inc.	17,353,600
350,000	Lear Corp.	46,329,500
726,300	Magna International, Inc.	31,521,420
873,800	Mobileye NV1	33,309,256
255,600	WABCO Holdings, Inc.[1]	27,131,940
		155,793,037
	BIOTECHNOLOGY - 12.4%
300,000	Acceleron Pharma, Inc.[1]	7,656,000
95,000	Applied Genetic Technologies Corp.[1]	888,250
465,977	Bluebird Bio, Inc.[1]	28,750,781
230,000	Celgene Corp.[1]	26,622,500
650,000	Five Prime Therapeutics, Inc.[1]	32,571,500
340,000	Loxo Oncology, Inc.[1]	10,919,100
472,800	MacroGenics, Inc.[1]	9,664,032
1,449,700	Novavax, Inc.[1]	1,826,622
405,000	Seattle Genetics, Inc.[1]	21,371,850
441,400	Stemline Therapeutics, Inc.[1]	4,722,980
1,203,500	Veracyte, Inc.[1]	9,315,090
106,130	WaVe Life Sciences Ltd.[1]	2,775,300
		157,084,005
	BUILDING MATERIALS - 1.5%
301,260	Masonite International Corp.[1]	19,822,908

	COMMERCIAL SERVICES - 9.1%
900,000	KAR Auction Services, Inc.	38,358,000
704,100	Macquarie Infrastructure Co. LLC	57,524,970
590,000	Rollins, Inc.	19,930,200
		115,813,170
	DISTRIBUTION/WHOLESALE - 1.1%
90,000	Watsco, Inc.	13,330,800

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
428,600	Aircastle, Ltd.	8,936,310

	ELECTRIC - 2.9%
1,479,700	8Point3 Energy Partners LP4	19,206,506
895,000	Atlantica Yield PLC	17,318,250
		36,524,756
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
100,000	Acuity Brands, Inc.	23,086,000

	ELECTRONICS - 1.6%
295,000	Arrow Electronics, Inc.[1]	21,033,500

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	6

EVENTIDE GILEAD FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2016	2 of 3

Shares		Fair Value

	ENERGY-ALTERNATE SOURCES – 2.7%
735,000	NextEra Energy Partners LP	$18,771,900
835,000	Pattern Energy Partners LP	15,856,650
		34,628,550
	ENVIRONMENTAL CONTROL – 1.1%
175,000	Waste Connections, Inc.	13,753,250

	FOOD – 2.1%
3,832,600	SunOpta, Inc.[1]	27,019,830

	HAND/MACHINE TOOLS – 2.2%
160,000	Snap-on, Inc.	27,403,200

	INTERNET – 3.0%
500,000	Splunk, Inc.[1]	25,575,000
350,000	Wayfair, Inc.[1]	12,267,500
		37,842,500
	IRON/STEEL – 2.7%
950,000	Steel Dynamics, Inc.	33,801,000

	MACHINERY – DIVERSIFIED – 1.0%
160,000	Wabtec Corp/DE	13,283,200

	PHARMACEUTICALS – 6.6%
711,400	AbbVie, Inc.	44,547,868
221,100	ACADIA Pharmaceuticals, Inc.[1]	6,376,524
225,800	Agios Pharmaceuticals, Inc.[1]	9,422,634
1,127,475	Collegium Pharmaceutical, Inc.[1]	17,554,786
122,526	Collegium Pharmaceutical, Inc.[1]	1,907,729
921,151	Essa Pharmaceutical, Inc.[1,2,3,4]	1,783,164
1,458,333	Essa Pharmaceutical, Inc.[1,2,3,4]	2,823,041
		84,415,746
	RETAIL – 3.2%
565,000	Lowe’s Cos., Inc.	40,182,800

	SEMICONDUCTORS – 11.4%
200,000	ASML Holding NV	22,440,000
500,000	Cirrus Logic, Inc.[1]	28,270,000
799,100	Inphi Corp.[1]	35,655,842
1,046,700	Integrated Device Technology, Inc.[1]	24,660,252
325,000	Lam Research Corp.	34,362,250
		145,388,344
	SOFTWARE – 6.4%
150,000	athenahealth, Inc.[1]	15,775,500
550,000	CyberArk Software, Ltd.[1]	25,025,000
670,000	Instructure, Inc.[1]	13,098,500
385,000	Proofpoint, Inc.[1]	27,200,250
		81,099,250

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	7

EVENTIDE GILEAD FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2016	3 of 3

Shares		Fair Value

	TELECOMMUNICATIONS - 1.0%
105,000	Palo Alto Networks, Inc.[1]	$13,130,250

	TRANSPORTATION - 3.8%
1,130,000	XPO Logistics, Inc.[1]	48,770,800

	TOTAL COMMON STOCK (Cost $1,037,865,145)	1,160,690,806

	PREFERRED STOCK - 0.2%
	AUTO PARTS & EQUIPMENT - 0.0%
70,595	Car Charging Group, Inc. - Series C1,2,3,4	208,001
39,453	Car Charging Group, Inc. - Series C1,2,3,4	116,245
		324,246
	PHARMACEUTICALS - 0.2%
3,062,500	Entasis Therapeutics [1,3,4,6]	2,909,375

	TOTAL PREFERRED STOCK (Cost $11,539,817)	3,233,621

	WARRANTS - 0.0%
10,204,081	Car Charging Group, Inc., $0.70, Expiration 10/11/2018[1,2,3,4]	—
7,142,858	Car Charging Group, Inc., $0.70, Expiration 12/23/2019[1,2,3,4]	—
2,618,997	Car Charging Group, Inc., $0.70, Expiration 10/13/2020[1,2,3,4]	—
3,017,047	Car Charging Group, Inc., $0.70, Expiration 3/11/2021[1,2,3,4]	—
1,318,889	Car Charging Group, Inc., $1.00, Expiration 7/23/2020[1,2,3,4]	—
	TOTAL WARRANTS (Cost $26,845)	—

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.5%
300,000	Crown Castle International Corp.	26,031,000
80,000	Extra Space Storage, Inc.	6,179,200
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,058,650
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $40,777,904)	44,268,850

	SHORT-TERM INVESTMENTS - 5.3%
67,022,150	Fidelity Investments Money Market Fund - Institutional Class, 0.43%[5]
	(Cost $67,022,150)	67,022,150

	TOTAL INVESTMENTS - 100.3% (Cost $1,157,231,861)[7]	$1,275,215,427
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(4,296,430)
	TOTAL NET ASSETS - 100.0%	$1,270,918,997

1.	Non-Income producing security.

2.	Private investments in public equities “PIPE”. PIPE investments are Unregistered shares of an illiquid and restricted security. For more information please refer to Note 8 in the Notes to Financial Statements.

3	Fair valued security. As of December 31, 2016 fair valued securities had a market value of $7,987,147 and represented 0.6% of Total Net Assets.

4.	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.

5.	Interest rate reflects seven-day effective yield on December 31, 2016.

6.	Private investment.

7.	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,153,629,018 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$207,165,886
Unrealized depreciation	(85,579,477)
Net unrealized appreciation	$121,586,409

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	8

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
Portfolio of Investments (Unaudited) December 31, 2016	1 of 3

Shares		Fair Value

	COMMON STOCK - 99.0%
	BIOTECHNOLOGY - 51.2%
128,900	Acceleron Pharma, Inc.[1]	$3,289,528
215,000	Alder Biopharmaceuticals, Inc.[1]	4,472,000
90,000	Alnylam Pharmaceuticals, Inc.[1]	3,369,600
184,100	Applied Genetic Technologies Corp.[1]	1,721,335
225,000	Audentes Therapeutics, Inc.[1]	4,110,750
250,000	Bellicum Pharmaceuticals, Inc.[1]	3,405,000
75,000	BioMarin Pharmaceutical, Inc.[1]	6,213,000
121,700	Bluebird Bio, Inc.[1]	7,508,890
265,000	Blueprint Medicines Corp.[1]	7,433,250
75,300	Celgene Corp.[1]	8,715,975
145,000	Coherus Biosciences, Inc.[1]	4,081,750
150,000	CytomX Therapeutics, Inc.[1]	1,648,500
275,000	Epizyme, Inc.[1]	3,327,500
160,000	Five Prime Therapeutics, Inc.[1]	8,017,600
40,000	Incyte Corp.[1]	4,010,800
90,000	Juno Therapeutics, Inc.[1]	1,696,500
128,000	Kite Pharma, Inc.[1]	5,739,520
400,000	Loxo Oncology, Inc.[1]	12,846,000
253,000	MacroGenics, Inc.[1]	5,171,320
190,000	OncoMed Pharmaceuticals, Inc.[1]	1,464,900
120,000	Prothena Corp PLC[1]	5,902,800
170,000	Sage Therapeutics, Inc.[1]	8,680,200
155,000	Seattle Genetics, Inc.[1]	8,179,350
150,000	Spark Therapeutics, Inc.[1]	7,485,000
410,000	Stemline Therapeutics, Inc.[1]	4,387,000
100,000	TiGenix NV1	1,458,000
87,400	Ultragenyx Pharmaceutical, Inc.[1]	6,145,094
1,048,500	Veracyte, Inc.[1]	8,115,390
34,600	Vertex Pharmaceuticals, Inc.[1]	2,548,982
277,500	WaVe Life Sciences Ltd.[1]	7,256,625
		158,402,159

	HEALTHCARE-PRODUCTS - 3.7%
306,200	Accuray, Inc.[1]	1,408,520
180,000	AtriCure, Inc.[1]	3,522,600
75,000	Natus Medical, Inc.[1]	2,610,000
110,000	Repligen Corp.[1]	3,390,200
275,000	Tandem Diabetes Care, Inc.[1]	591,250
		11,522,570

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	9

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2016	2 of 3

Shares		Fair Value

	PHARMACEUTICALS - 38.8%
110,000	AbbVie, Inc.	$6,888,200
113,600	ACADIA Pharmaceuticals, Inc.[1]	3,276,224
80,000	Aclaris Therapeutics, Inc.[1]	2,171,200
140,000	Aclaris Therapeutics, Inc.[1]	3,799,600
75,000	Agios Pharmaceuticals, Inc.[1]	3,129,750
175,000	Aquinox Pharmaceuticals, Inc.[1]	2,889,250
229,000	Ascendis Pharma A/S1	4,634,960
264,000	Cidara Therapeutics, Inc.[1]	2,745,600
582,700	Collegium Pharmaceutical, Inc.[1]	9,072,639
245,052	Collegium Pharmaceutical, Inc.[1]	3,815,459
249,600	DBV Technologies SA1	8,768,448
377,000	Dicerna Pharmaceuticals, Inc.[1]	1,085,760
131,593	Essa Pharmaceuticals, Inc.[1,2,3]	254,738
208,333	Essa Pharmaceuticals, Inc. [1,2,3]	403,291
63,500	GW Pharmaceuticals PLC[1]	7,096,125
52,000	Galapagos NV1	3,337,880
165,000	Global Blood[1]	2,384,250
225,000	Heron Therapeutics, Inc.[1]	2,947,500
125,000	Neurocrine Biosciences, Inc.[1]	4,837,500
220,000	Proteostasis Therapeutics, Inc.[1]	2,697,200
445,000	Supernus Pharmaceuticals, Inc.[1]	11,236,250
150,000	Syros Pharmaceuticals, Inc.[1]	1,824,000
65,000	TESARO, Inc.[1]	8,741,200
600,000	Tetraphase Pharmaceuticals, Inc.[1]	2,418,000
537,600	TG Therapeutics, Inc.[1]	2,499,840
865,526	Tracon Pharmaceuticals[1,4]	4,241,077
300,000	Voyager Therapeutics, Inc.[1]	3,822,000
344,000	Xencor, Inc.[1]	9,054,080
272,000	Zosano Pharma Corp.[1]	212,160
		120,284,181
	SOFTWARE - 5.3%
51,200	Athenahealth, Inc.[1]	5,384,704
1,170,000	Caslight Health, Inc.[1]	5,791,500
108,200	Cerner Corp.[1]	5,125,434
		16,301,638

	TOTAL COMMON STOCK (Cost $305,754,158)	306,510,548

	PREFERRED STOCK - 0.1%
	PHARMACEUTICALS - 0.1%
437,500	Entasis Therapeutics[1,3,5]	415,625
	TOTAL PREFERRED STOCK (Cost $437,500)	415,625

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	10

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
Portfolio of Investments (Unaudited) (Continiued) December 31, 2016	3 of 3

Shares		Fair Value

	SHORT-TERM INVESTMENTS - 1.2%
3,683,345	Fidelity Investments Money Market Fund - Institutional Class, 0.43%[6]
	(Cost $3,683,345)	$3,683,345

	TOTAL INVESTMENTS - 100.3% (Cost $309,875,003)[7]	$310,609,518
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,049,424)
	TOTAL NET ASSETS - 100.0%	$309,560,094

1.	Non-Income producing security.

2.	Private investments in public equities “PIPE”. PIPE investments are Unregistered shares of an illiquid and restricted security. For more information please refer to Note 8 in the Notes to Financial Statements.

3.	Fair valued security. As of December 31, 2016 fair valued securities had a market value of $1,073,654 and represented 0.4% of Total Net Assets.

4.	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.

5.	Private investment.

6.	Interest rate reflects seven-day effective yield on December 31, 2016.

7.	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $310,898,440 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$57,222,210
Unrealized depreciation	(57,511,132)
Net unrealized depreciation	$(288,922)

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	11

EVENTIDE MULTI - ASSET INCOME FUND
Portfolio of Investments (Unaudited) December 31, 2016	1 of 8

Shares		Fair Value

	COMMON STOCK – 36.4%
	AGRICULTURE – 0.9%
7,700	Bunge, Ltd.[1]	$556,248

	AUTO MANUFACTURERS – 2.5%
36,500	Honda Motor Co. Ltd.[2]	1,065,435
17,000	New Flyer Industries, Inc.	517,356
		1,582,791
	AUTO PARTS & EQUIPMENT – 2.5%
44,000	Cie Generale des Etablissements Michelin – ADR	977,240
14,000	Magna International, Inc.[1]	607,600
		1,584,840
	BANKS – 1.5%
11,500	First Hawaiian, Inc.	400,430
16,800	Nordea Bank – ADR	186,312
16,500	Westpac Banking Corp. – ADR	387,420
		974,162
	BUILDING MATERIALS – 1.9%
29,800	Johnson Controls International PLC[1,2]	1,227,462

	COMMERCIAL SERVICES – 3.5%
84,500	Atlantia SpA – ADR	983,580
15,900	Macquarie Infrastructure Co. LLC	1,299,030
		2,282,610
	ELECTRIC – 5.9%
30,000	Energias de Portugal – ADR	919,500
22,500	Hydro One Ltd.	395,623
65,000	NRG Yield, Inc.	1,027,000
45,500	Red Electrica Corp. – ADR	424,515
53,000	SSE PLC – ADR	1,008,060
		3,774,698
	ELECTRICAL COMPONENETS & EQUIPMENT – 2.0%
92,000	Schneider Electric – ADR	1,270,520

	ENERGY-ALTERNATE SOURCES – 2.2%
46,000	Pattern Energy Group, Inc.[1]	873,540
56,000	Terraform Global, Inc.	221,200
5,000	Terraform Power, Inc.[3]	64,050
25,000	TransAlta Renewables, Inc.	267,328
		1,426,118
	ENGINEERING & CONSTRUCTION – 1.0%
39,500	Vinci SA – ADR	670,315

	INSURANCE – 1.8%
61,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen – ADR	1,158,045

	MACHINERY – CONSTRUCTION & MINING – 1.4%
42,500	ABB Ltd. – ADR	895,475

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	12

EVENTIDE MULTI - ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continuied) December 31, 2016	2 of 8

Shares		Fair Value

	MISCELLANEOUS MANUFACTURING - 0.7%
6,500	Eaton Corp. PLC[2]	$436,085

	PHARMACEUTICALS - 1.8%
19,000	AbbVie, Inc.[1]	1,189,780

	PRIVATE EQUITY - 2.3%
106,000	Hercules Capital, Inc.	1,495,660

	RETAIL - 1.1%
82,000	Kingfisher PLC - ADR	701,100

	SEMICONDUCTORS - 2.5%
4,500	Lam Research Corp.[1,2]	475,785
38,500	Taiwan Semiconductors Manufacturing Co., Ltd. - ADR	1,106,875
		1,582,660
	TELECOMMUNICATIONS - 0.4%
48,000	Telefonaktiebolaget LM Ericsson - ADR	279,840

	TRANSPORTATION - 0.5%
2,700	Norfolk Southern Corp.[1,2]	291,789

	TOTAL COMMON STOCK (Cost $22,377,319)	23,380,198

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.8%
62,000	Brandywine Realty Trust	1,023,620
6,300	Crown Castle International Corp.[2]	546,651
1,500	Extra Space Storage, Inc.[2]	115,860
54,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,025,460
41,000	Lexington Realty Trust	442,800
12,900	Liberty Property Trust	509,550
6,000	Ventas, Inc.	375,120
5,000	Welltower, Inc.[1,2]	334,650
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $4,126,316)	4,373,711

	MUTUAL FUNDS - 3.2%
	CLOSED-END FUNDS - 0.5%
14,000	BlackRock Taxable Municipal Bond Trust	302,400

	DEBT FUNDS - 2.7%
170,992	Stone Ridge Reinsurance Risk Premium Interval Fund	1,733,856

	TOTAL MUTUAL FUNDS (Cost $2,044,955)	2,036,256

	PREFERRED STOCK - 5.3%
	AGRICULTURE - 1.5%
9,300	Bunge, Ltd., 4.88%, Perpetual	949,623

	BANKS - 0.4%
1,000	BB&T Corp., 5.63%, Perpetual	24,290
8,986	BB&T Corp., 5.85%, Perpetual	220,337
		244,627

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	13

EVENTIDE MULTI - ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2016	3 of 8

Shares		Fair Value

	PRIVATE EQUITY – 2.0%
51,700	Hercules Capital, Inc., 6.25%, 7/30/2024	$1,313,180

	REAL ESTATE INVESTMENT TRUSTS (REITs) – 1.2%
7,000	Anally Capital Management, Inc., 7.63%, Perpetual	168,700
6,000	Brandywine Realty Trust, 6.90%, Perpetual	151,770
16,295	Digital Realty Trust, Inc., 7.38%, Perpetual	442,409
		762,879
	SOVEREIGN AGENCY – 0.2%
4,661	Federal Agricultural Mortgage Corp., 6.88%, Perpetual	121,769

	TOTAL PREFERRED STOCK (Cost $3,361,999)	3,392,078

	LIMITED PARTNERSHIPS – 11.1%
	ELECTRIC – 4.3%
74,000	8Point3 Energy Partners LP	960,520
11,462	Brookfield Infrastructure Partners LP	383,633
47,500	Brookfield Renewable Partners LP	1,410,750
		2,754,903
	ENERGY – ALTERNATIVE SOURCES – 2.1%
54,000	NextEra Energy Partners LP1,2	1,379,160

	GAS – DISTRIBUTION – 1.0%
12,900	AmeriGas Partners LP	618,168

	PIPELINES – 3.7%
45,000	Columbia Pipeline Partners LP	771,750
35,000	Spectra Energy Partners LP1,2	1,604,400
		2,376,150

	TOTAL LIMITED PARTNERSHIPS (Cost $7,140,952)	7,128,381

Par Value
	BONDS – 12.4%
	ADVERTISING – 0.2%
$50,000	Lamar Media Corp., 5.00%, 5/1/2023	51,750
65,000	Lamar Media Corp., 5.88%, 2/1/2022	67,112
		118,862
	AGRICULTURE – 0.2%
100,000	Bunge Ltd Finance Corp., 3.5%, 11/24/2020	101,875

	APPAREL – 0.3%
175,000	Under Armour, Inc., 3.25%, 6/15/2026	165,606

	AUTO MANUFACTURERS – 0.1%
100,000	Tesla Motors, Inc., 0.25%, 3/1/2019	93,250

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	14

EVENTIDE MULTI - ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2016	4 of 8

Par Value		Fair Value

	BANKS – 1.3%
$170,000	BB&T Corp., 2.63%, 6/29/2020	$171,415
225,000	Bank of America Corp., 1.95%, 5/12/2018	225,391
115,000	First Horizon National Corp., 3.50%, 12/15/2020	116,152
225,000	Morgan Stanley, 2.20%, 12/7/2018	225,934
51,000	Synovus Financial Corp., 5.13%, 6/15/2017	51,471
50,000	Synovus Financial Corp., 7.88%, 2/15/2019	55,062
		845,425
	BUILDING MATERIALS – 0.2%
100,000	Masco Corp., 5.95%, 3/15/2022	110,750

	COMPUTERS – 0.3%
225,000	Apple, Inc., 2.85%, 2/23/2023	226,588

	DISTRIBUTION/WHOLESALE – 0.2%
125,000	LKQ Corp., 4.75%, 5/15/2023	125,000

	DIVERSIFIED FINANCIAL SERVICES – 0.8%
55,000	CIT Group, Inc., 5.00%, 5/15/2017	55,687
160,000	E*TRADE Financial Corp., 5.38%, 11/15/2022	169,350
100,000	Lazard Group LLC, 4.25%, 11/14/2020	104,769
200,000	TD Ameritrade Holding Corp., 2.95%, 4/1/2022	202,632
		532,438
	ELECTRIC – 0.9%
225,000	Georgia Power Co., 3.25%, 4/1/2026	226,377
100,000	NRG Yield, Inc., 3.50%, 2/1/2019[4]	100,000
250,000	NRG Yield, Inc., 5.00%, 9/15/2026[4]	240,000
		566,377
	ELECTRONICS – 0.2%
50,000	Allegion US Holding Co., Inc., 5.75%, 10/1/2021	52,375
50,000	Allegion PLC, 5.88%, 9/15/2023	53,250
		105,625
	ENERGY – ALTERNATE SOURCES – 0.1%
100,000	Pattern Energy Group, Inc., 4.00%, 7/15/2020	96,937

	HOME BUILDERS – 0.2%
125,000	Lennar Corp., 6.95%, 6/1/2018	132,813

	HOUSEHOLD PRODUCTS/WARES – 0.2%
125,000	Spectrum Brands, Inc., 6.63%, 11/15/2022	133,438

	INSURANCE – 0.6%
175,000	Aflac, Inc., 3.25%, 3/17/2025	174,760
200,000	Berkshire Hathaway, Inc., 3.13%, 3/15/2026	198,938
		373,698
	MISCELLANEOUS MANUFACTURING – 0.3%
175,000	Eaton Corp., 4.00%, 11/2/2032	173,024

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	15

EVENTIDE MULTI - ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2016	5 of 8

Par Value		Fair Value

	MUNICIPAL - 0.7%
$150,000	City & County of Honolulu, HI, 2.52%, 10/1/2026	$143,204
25,000	City of Auburn NY, 2.63%, 3/1/2020	25,107
100,000	City of Napa CA Solid Waste Revenue, 2.33%, 8/1/2025	94,108
25,000	County of Ottawa MI, 7.00%, 5/1/2027	27,955
95,000	Detroit City School District, MI, 6.25%, 5/1/2018	99,816
20,000	Fraser Public School District, 5.45%, 5/1/2020	21,372
30,000	Town of Lancaster MA, 2.85%, 9/15/2019	30,259
		441,821
	PACKAGING & CONTAINERS - 0.3%
100,000	Graphic Packaging International, Inc., 4.75%, 4/15/2021	105,500
100,000	WestRock RKT Co., 4.90%, 3/1/2022	108,678
		214,178
	PIPELINES - 0.4%
100,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020[4]	101,949
100,000	Spectra Energy Capital, LLC., 5.65%, 3/1/2020	107,255
50,000	Spectra Energy Capital, LLC., 8.00%, 10/01/2019	56,905
		266,109
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.2%
140,000	Boston Properties LP, 5.63%, 11/15/2020	154,534
100,000	Brandywine Operating Partnership LP, 3.95%, 2/15/2023	99,747
175,000	Crown Castle International Corp., 5.25%, 1/15/2023	189,000
100,000	Digital Realty Trust LP, 5.25%, 3/15/2021	108,758
140,000	HCP, Inc., 2.63%, 2/1/2020	140,282
100,000	HCP, Inc., 4.00%, 12/1/2022	103,073
250,000	HCP, Inc., 4.00%, 6/1/2025	248,955
100,000	Healthcare Realty Trust, Inc., 5.75%, 1/15/2021	110,005
130,000	Highwoods Realty LP, 3.20%, 6/15/2021	130,611
100,000	Kimco Realty Trust, 6.88%, 10/1/2019	112,092
320,000	Lexington Realty Trust, 4.40%, 6/15/2024	314,044
190,000	Simon Property Group LP, 3.75%, 2/1/2024	196,966
125,000	SL Green Realty Corp., 4.50%, 12/1/2022	126,402
159,000	SL Green Realty Corp., 7.75%, 3/15/2020	179,630
250,000	Washington Real Estate Investment Trust, 3.95%, 10/15/2022	249,670
165,000	Welltower, Inc., 4.50%, 1/15/2024	174,590
50,000	WP Carey, Inc., 4.60%, 4/1/2024	50,749
		2,689,108
	RETAIL - 0.7%
160,000	AutoZone, Inc., 4.00%, 11/15/2020	168,061
150,000	Lowe’s Cos, Inc., 5.80%, 10/15/2036	182,092
125,000	Sally Holdings LLC, 5.75%, 6/1/2022	130,469
		480,622

	TOTAL BONDS (Cost $8,089,219)	7,993,544

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	16

EVENTIDE MULTI - ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2016	6 of 8

Par Value		Fair Value

	ASSET BACKED SECURITIES – 8.7%
$75,000	CarMax Auto Owner Trust 2013-4, 1.95%, 9/16/2019	$75,411
160,350	FGLMC Collateral, 3.00, 8/1/2043	160,004
135,325	FGLMC Collateral, 3.50%, 10/1/2026	141,375
195,056	FGLMC Collateral, 3.50%, 1/1/2030	204,160
150,373	FGLMC Collateral, 3.50% 10/1/2043	154,834
139,645	FGLMC Collateral, 3.50% 1/1/2044	143,773
187,679	FGLMC Collateral, 3.50% 11/1/2044	192,362
196,007	FGLMC Collateral, 3.50% 9/1/2046	200,954
145,408	FGLMC Collateral, 4.00%, 11/1/2044	152,823
206,057	FGLMC Collateral, 4.00%, 1/1/2045	216,602
215,712	FGLMC Collateral, 4.00%, 2/1/2045	226,778
281,590	FGLMC Collateral, 4.00%, 11/1/2045	296,031
139,670	FGLMC Collateral, 4.50%, 1/1/2040	151,701
83,088	FNMA Collateral, 2.50%, 3/1/2028	83,368
133,301	FNMA Collateral, 3.00%, 12/1/2026	137,121
76,246	FNMA Collateral, 3.00%, 3/1/2027	78,444
193,827	FNMA Collateral, 3.00%, 4/1/2027	199,417
177,247	FNMA Collateral, 3.00%, 2/1/2031	182,101
176,277	FNMA Collateral, 3.00%, 12/1/2042	176,282
168,445	FNMA Collateral, 3.00%, 7/1/2043	168,450
85,564	FNMA Collateral, 3.00%, 9/1/2043	85,567
89,728	FNMA Collateral, 3.50%, 4/1/2042	92,555
78,953	FNMA Collateral, 3.50%, 9/1/2042	81,426
158,366	FNMA Collateral, 3.50%, 3/1/2045	162,479
176,570	FNMA Collateral, 3.50%, 1/1/2046	181,171
113,231	FNMA Collateral, 4.00%, 2/1/2046	119,403
154,215	FNMA Collateral, 4.50%, 7/1/2040	166,314
182,010	FNMA Collateral, 4.50%, 9/1/2040	196,256
185,042	FNMA Collateral, 4.50%, 6/1/2044	199,460
133,128	GNMA2 Collateral, 3.00%, 9/20/2045	135,029
174,872	GNMA2 Collateral, 3.00%, 1/20/2046	177,369
158,642	GNMA2 Collateral, 3.50%, 11/20/2045	165,134
160,670	GNMA2 Collateral, 4.00%, 3/20/2045	170,848
71,250	GNMA2 Collateral, 4.00%, 8/20/2045	75,803
219,330	GNMA2 Collateral, 4.00%, 9/20/2045	233,224
	TOTAL ASSET BACKED SECURITIES (Cost $5,680,470)	5,584,029

	COMMERCIAL MORTGAGE BACKED SECURITIES – 0.2%
100,000	WFRBS Commercial Mortgage Trust 2014-LC14, 2.86%, 3/15/2047	101,967
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $102,693)

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	17

EVENTIDE MULTI-ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2016	7 of 8

Shares		Fair Value
	SHORT-TERM INVESTMENTS - 16.3%[5]
2,567,659	Federated Treasury Obligations Fund, 0.11%[1]	$2,567,659
7,907,225	Fidelity Investments Money Market Fund - Institutional Class, 0.37%	7,907,225
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,474,884)	10,474,884

	TOTAL INVESTMENTS - 100.4% (Cost $63,398,807)[6]	$64,465,048
	TOTAL CALL OPTIONS WRITTEN - (0.0) % (Premiums Received $12,184)[6]	(14,932)
	TOTAL PUT OPTIONS WRITTEN - (0.1) % (Premiums Received $89,990)[6]	(32,795)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %	(164,264)
	TOTAL NET ASSETS - 100.0%	$64,253,057

Contracts[7]
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0) %[3]
30	Johnson Controls International
	Expiration April 2017, Exercise Price $47.00	1,320
10	Norfolk Southern Corp.
	Expiration January 2017, Exercise Price $95.00	13,500
15	Welltower, Inc.
	Expiration January 2017, Exercise Price $77.50	112
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $12,184)	$14,932

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.1) %[3]
10	Acuity Brands, Inc.
	Expiration February 2017, Exercise Price $230.00	9,600
30	Crown Castle International Corp.
	Expiration April 2017, Exercise Price $80.00	6,600
20	Digital Realty Trust, Inc.
	Expiration January 2017, Exercise Price $85.00	300
20	Eaton Crop.
	Expiration January 2017, Exercise Price $55.00	100
30	Extra Space Storage, Inc.
	Expiration March 2017, Exercise Price $65.00	2,250
30	Honda Motor Co. Ltd.
	Expiration April 2017, Exercise Price $30.00	5,775
30	Johnson Controls International
	Expiration January 2017, Exercise Price $40.00	495
20	Lam Research Corp.
	Expiration January 2017, Exercise Price $65.00	250
20	Lam Research Corp.
	Expiration January 2017, Exercise Price $85.00	1,260
20	Macquarie Infrastructure Corp.
	Expiration January 2017, Exercise Price $65.00	150
10	Macquarie Infrastructure Corp.
	Expiration January 2017, Exercise Price $75.00	125
40	NextEra Energy Partners LP
	Expiration January 2017, Exercise Price $25.00	1,240

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	18

EVENTIDE MULTI-ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2016	8 of 8

Contracts[7]		Fair Value

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.1) %[3] (continued)
10	Norfolk Southern Corp.
	Expiration January 2017, Exercise Price $75.00	$225
10	Snap-On, Inc.
	Expiration March 2017, Exercise Price $130.00	400
50	Spectra Energy Partners LP
	Expiration January 2017, Exercise Price $26.00	1,000
25	Welltower, Inc.
	Expiration January 2017, Exercise Price $60.00	475
30	Welltower, Inc.
	Expiration January 2017, Exercise Price $65.00	2,550
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $89,990)	$32,795

ADR - American Depositary Receipts

PLC - Public Limited Company

1.	All or a portion of the security is segregated as collateral for options written.

2.	Subject to options written.

3.	Non-Income producing security.

4.	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 0.69% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

5.	Interest rate reflects seven-day effective yield on December 31, 2016.

6.	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $63,347,173 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,273,400
Unrealized depreciation	(1,203,252)
Net unrealized appreciation	$1,070,148

7.	Each contract is equivalent to 100 shares of the underlying common stock

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	19

EVENTIDE FUNDS
Statements of Assets and Liabilities (Unaudited) December 31, 2016

	Eventide	Eventide Healthcare	Eventide Multi-
	Gilead Fund	& Life Sciences Fund	Asset Income Fund

ASSETS
Investment securities:
Unaffiliated investments at cost	$1,130,038,208	$301,638,433	$63,398,807
Affiliated investments at cost	27,193,653	8,236,570	—
Total investments at cost	1,157,231,861	309,875,003	63,398,807
Unaffiliated investments at value	$1,223,946,353	$306,368,441	$64,465,048
Affiliated investments at value	51,269,074	4,241,077	—
Total investments at value	1,275,215,427	310,609,518	64,465,048
Cash held at custodian	—	—	3,873
Cash held at broker	—	—	107,737
Receivable for securities sold	—	8,211	33,486
Receivable for Fund shares sold	1,005,738	707,461	146,976
Dividends and interest receivable	1,538,506	2,219	215,160
Prepaid expenses and other assets	63,780	37,497	42,776
TOTAL ASSETS	1,277,823,451	311,364,906	65,015,056

LIABILITIES
Options Written, at value (Premium - $102,174)	—	—	47,727
Payable for investments purchased	1,869,531	—	421,377
Management fees payable	1,117,891	302,735	36,482
Distribution (12b-1) fees payable	766,323	177,868	12,793
Payable for Fund shares repurchased	2,934,055	1,268,751	243,620
Fees payable to other affiliates	182,581	9,463	—
Accrued expenses and other liabilities	34,073	45,995	—
TOTAL LIABILITIES	6,904,454	1,804,812	761,999
NET ASSETS	$1,270,918,997	$309,560,094	$64,253,057

Composition of Net Assets:
Paid in capital	$1,286,695,001	$331,853,716	$63,073,823
Accumulated net investment loss	(1,244,438)	(4,715,629)	(33,843)
Accumulated net realized gain (loss) from security transactions	(132,515,132)	(18,312,508)	92,389
Net unrealized appreciation on investments	117,983,566	734,515	1,120,688
NET ASSETS	$1,270,918,997	$309,560,094	$64,253,057

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	20

EVENTIDE FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued) December 31, 2016

		Eventide
		Healthcare	Eventide
	Eventide	& Life Sciences	Multi-Asset
	Gilead Fund	Fund	Income Fund

Net Asset Value Per Share:
Class N Shares:
Net Assets	$306,756,591	$35,438,985	$8,341,935
Shares of beneficial interest outstanding[1]	11,900,194	1,775,503	802,111
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$25.78	$19.96	$10.40

Class A Shares:
Net Assets	$506,360,103	$146,168,736	$19,499,379
Shares of beneficial interest outstanding[1]	19,702,326	7,346,335	1,875,017
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$25.70	$19.90	$10.40

Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$27.27	$21.11	$11.03

Class C Shares:
Net Assets	$188,316,316	$45,560,526	$4,084,410
Shares of beneficial interest outstanding[1]	7,759,996	2,358,471	393,076
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$24.27	$19.32	$10.39

Class I Shares:
Net Assets	$269,485,987	$82,391,847	$32,327,333
Shares of beneficial interest outstanding[1]	10,311,318	4,098,086	3,108,817
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$26.13	$20.10	$10.40

1.	Unlimited number of shares of beneficial interest authorized, no par value.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	21

EVENTIDE FUNDS
Statements of Operations (Unaudited)	1 of 2

For the Six Months Ended December 31, 2016

		Eventide
	Eventide Gilead	Healthcare & Life	Eventide Multi-
	Fund	Sciences Fund	Asset Income Fund

INVESTMENT INCOME
Dividends	$8,922,622	$125,400	$702,274
Affiliated Dividend Income	28,051	—	—
Interest	180,590	28,149	148,631
Less: Foreign dividend withholding taxes	(36,315)	—	(8,447)
TOTAL INVESTMENT INCOME	9,094,948	153,549	842,458

EXPENSES
Management fees	6,919,210	1,805,277	195,601
Distribution (12b-1) fees:
Class N	342,234	42,184	6,404
Class A	689,843	197,997	20,348
Class C	1,000,494	240,182	16,751
Non 12b-1 shareholder servicing fees	469,049	109,596	6,033
Administrative fees	356,123	73,600	13,800
MFund service fees	243,615	51,772	8,337
Printing and postage expenses	150,317	32,426	12,560
Custodian fees	44,057	13,875	3,016
Registration fees	36,800	24,840	11,040
Compliance officer fees	24,132	9,049	7,564
Professional fees	22,622	19,607	18,098
Insurance expense	20,240	4,317	920
Trustees fees and expenses	7,239	7,239	7,239
Transfer agent fees	6,050	4,600	—
Dividend and Interest expense	—	—	270
Other expenses	4,839	4,839	2,891
TOTAL EXPENSES	10,336,864	2,641,400	330,872

Less: Fees waived	—	—	(31,569)
NET EXPENSES	10,336,864	2,641,400	299,303

NET INVESTMENT INCOME (LOSS)	(1,241,916)	(2,487,851)	543,155

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	22

EVENTIDE FUNDS
Statements of Operations (Unaudited) (Continued)	2 of 2

 For the Six Months Ended December 31, 2016

		Eventide
	Eventide Gilead	Healthcare & Life	Eventide Multi-
	Fund	Sciences Fund	Asset Income Fund

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	$(8,757,305)	$(8,280,322)	$166,856
Options written	—	—	7,988
Foreign security translation	—	—	(31)
	(8,757,305)	(8,280,322)	174,813
Net change in unrealized appreciation (depreciation) on:
Investments	146,540,021	30,236,891	(288,256)
Options written	—	—	43,602
	146,540,021	30,236,891	(244,654)

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	137,782,716	21,956,569	(69,841)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$136,540,800	$19,468,718	$473,314

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	23

EVENTIDE GILEAD FUND
Statements of Changes in Net Assets	1 of 2

	For the
	Six Months Ended	For the
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016

FROM OPERATIONS
Net investment loss	$(1,241,916)	$(7,394,542)
Net realized loss from investments	(8,757,305)	(125,283,428)
Net change in unrealized appreciation (depreciation) on investments	146,540,021	(280,186,154)
Net increase (decrease) in net assets resulting from operations	136,540,800	(412,864,124)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class N	—	(6,043,174)
Class A	—	(8,328,753)
Class C	—	(2,549,162)
Class I	—	(4,327,804)
Total distributions to shareholders	—	(21,248,893)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	23,035,558	210,283,660
Class A	45,641,599	351,427,569
Class C	9,549,122	93,150,309
Class I	44,851,344	215,873,765
Net asset value of shares issued in reinvestment of distributions:
Class N	—	5,503,322
Class A	—	7,698,453
Class C	—	2,441,398
Class I	—	3,894,838
Payments for shares repurchased:
Class N	(106,021,999)	(385,821,612)
Class A	(152,675,447)	(328,550,704)
Class C	(33,701,185)	(38,945,818)
Class I	(95,929,610)	(240,514,435)
Net decrease in net assets from shares of beneficial interest	(265,250,618)	(103,559,255)

TOTAL DECREASE IN NET ASSETS	(128,709,818)	(537,672,272)

NET ASSETS
Beginning of Period	1,399,628,815	1,937,301,087
End of Period *	$1,270,918,997	$1,399,628,815
*Includes accumulated net investment loss of:	$(1,244,438)	$(2,522)

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	24

EVENTID EGILEAD FUND
Statements of Changes in Net Assets (Continued)	2 of 2

	For the
	Six Months Ended	For the
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016

SHARE ACTIVITY
Class N:
Shares Sold	906,589	8,015,134
Shares Reinvested	—	215,986
Shares Repurchased	(4,208,616)	(15,613,759)
Net decrease in shares of beneficial interest outstanding	(3,302,027)	(7,382,639)

Class A:
Shares Sold	1,803,961	13,593,964
Shares Reinvested	—	302,969
Shares Repurchased	(6,057,717)	(13,722,171)
Net increase (decrease) in shares of beneficial interest outstanding	(4,253,756)	174,762

Class C:
Shares Sold	397,339	3,763,392
Shares Reinvested	—	100,968
Shares Repurchased	(1,409,401)	(1,710,810)
Net increase (decrease) in shares of beneficial interest outstanding	(1,012,062)	2,153,550

Class I:
Shares Sold	1,738,052	8,266,500
Shares Reinvested	—	151,080
Shares Repurchased	(3,744,353)	(9,696,040)
Net decrease in shares of beneficial interest outstanding	(2,006,301)	(1,278,460)

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	25

EVENTIDE HEALTH CARE & LIFE SCIENCES FUND
Statements of Changes in Net Assets	1 of 2

	For the
	Six Months Ended	For the
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016

FROM OPERATIONS
Net investment loss	$(2,487,851)	$(4,957,202)
Net realized loss from investments	(8,280,322)	(9,999,118)
Net change in unrealized appreciation (depreciation) on investments	30,236,891	(103,331,231)
Net increase (decrease) in net assets resulting from operations	19,468,718	(118,287,551)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class N	—	(670,089)
Class A	—	(2,376,878)
Class C	—	(667,846)
Class I	—	(1,212,173)
Total distributions to shareholders	—	(4,926,986)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	7,158,173	43,935,919
Class A	22,389,986	111,521,752
Class C	5,209,372	26,786,072
Class I	30,548,333	78,701,691
Net asset value of shares issued in reinvestment of distributions:
Class N	—	610,965
Class A	—	2,094,374
Class C	—	601,836
Class I	—	1,103,696
Redemption fee proceeds:
Class N	322	75,244
Class A	1,589	265,953
Class C	589	76,040
Class I	1,243	130,403
Payments for shares repurchased:
Class N	(13,945,463)	(30,196,491)
Class A	(35,200,633)	(55,281,932)
Class C	(6,130,859)	(7,353,895)
Class I	(21,533,997)	(50,476,982)
Net increase (decrease) in net assets from shares of beneficial interest	(11,501,345)	122,594,645

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,967,373	(619,892)

NET ASSETS
Beginning of Period	301,592,721	302,212,613
End of Period *	$309,560,094	$301,592,721
*Includes accumulated net investment loss of:	$(4,715,629)	$(2,227,778)

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	26

EVENTIDE HEALTH CARE & LIFE SCIENCES FUND
Statements of Changes in Net Assets (Continued)	2 of 2

	For the
	Six Months Ended	For the
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016

SHARE ACTIVITY
Class N:
Shares Sold	344,104	1,967,942
Shares Reinvested	—	25,628
Shares Repurchased	(683,598)	(1,508,733)
Net increase (decrease) in shares of beneficial interest outstanding	(339,494)	484,837

Class A:
Shares Sold	1,077,275	4,959,113
Shares Reinvested	—	88,110
Shares Repurchased	(1,716,664)	(2,770,049)
Net increase (decrease) in shares of beneficial interest outstanding	(639,389)	2,277,174

Class C:
Shares Sold	254,485	1,189,010
Shares Reinvested	—	25,874
Shares Repurchased	(308,701)	(374,328)
Net increase (decrease) in shares of beneficial interest outstanding	(54,216)	840,556

Class I:
Shares Sold	1,454,230	3,523,941
Shares Reinvested	—	46,064
Shares Repurchased	(1,036,043)	(2,570,369)
Net increase in shares of beneficial interest outstanding	418,187	999,636

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	27

EVENTIDE MULTI-ASSET INCOME FUND
Statements of Changes in Net Assets	1 of 2

	For the Six Months	For the
	Ended December 31,	Period Ended
	2016 (Unaudited)	June 30, 2016[1]

FROM OPERATIONS
Net investment income	$543,155	$376,840
Net realized gain from investments, options written, securities sold short and foreign securities transactions	174,813	52,958
Net change in unrealized appreciation on investments, options written, securities sold short	(244,654)	1,365,342
Net increase in net assets resulting from operations	473,314	1,795,140

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class N	(16,335)	(857)
Class A	(39,121)	(1,219)
Class C	(8,891)	(535)
Class I	(68,631)	(4,408)
From net investment income:
Class N	(79,270)	(35,567)
Class A	(198,566)	(51,450)
Class C	(20,385)	(14,986)
Class I	(371,126)	(177,873)
Total distributions to shareholders	(802,325)	(286,895)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	5,287,628	3,936,852
Class A	13,529,384	8,255,627
Class C	2,000,312	2,439,620
Class I	21,441,921	19,795,964
Net asset value of shares issued in reinvestment of distributions:
Class N	59,153	30,314
Class A	218,716	48,314
Class C	27,461	13,776
Class I	390,649	148,257
Payments for shares repurchased:
Class N	(892,367)	(242,181)
Class A	(2,239,944)	(429,846)
Class C	(369,074)	(135,001)
Class I	(7,399,711)	(2,842,001)
Net increase in net assets from shares of beneficial interest	32,054,128	31,019,695

TOTAL INCREASE IN NET ASSETS	31,725,117	32,527,940

NET ASSETS
Beginning of Period	32,527,940	—
End of Period *	$64,253,057	$32,527,940
* Includes accumulated net investment income (loss) of:	$(33,843)	$92,350

1.	The Eventide Multi Asset Income Fund commenced operations on July 15, 2015.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	28

EVENTIDE MULTI-ASSET INCOME FUND
Statements of Changes in Net Assets (Continued)	2 of 2

	For the Six Months	For the
	Ended December 31,	Period Ended
	2016 (Unaudited)	June 30, 2016[1]

SHARE ACTIVITY
Class N:
Shares Sold	504,388	399,477
Shares Reinvested	5,674	3,007
Shares Repurchased	(85,620)	(24,815)
Net increase in shares of beneficial interest outstanding	424,442	377,669

Class A:
Shares Sold	1,281,900	826,085
Shares Reinvested	20,966	4,794
Shares Repurchased	(214,765)	(43,964)
Net increase in shares of beneficial interest outstanding	1,088,101	786,915

Class C:
Shares Sold	190,775	247,839
Shares Reinvested	2,644	1,362
Shares Repurchased	(35,670)	(13,874)
Net increase in shares of beneficial interest outstanding	157,749	235,327

Class I:
Shares Sold	2,032,621	2,019,679
Shares Reinvested	37,400	14,765
Shares Repurchased	(711,590)	(284,058)
Net increase in shares of beneficial interest outstanding	1,358,431	1,750,386

1.	The Eventide Multi Asset Income Fund commenced operations on July 15, 2015.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	29

EVENTIDE GILEAD FUND
Financial Highlights (Class N) December 31 2016

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class N
	Six Months
	Ended	Year	Year	Year	Year	Year
	December 31,	Ended	Ended	Ended	Ended	Ended
	2016	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2016	2015	2014	2013	2012

Net asset value, beginning of period	$23.38	$29.19	$24.74	$18.47	$13.62	$14.89
Activity from investment operations:
Net investment loss[1]	(0.01)	(0.10)	(0.14)	(0.10)	(0.10)	(0.16)
Net realized and unrealized gain (loss) on investments	2.41	(5.42)	4.63	6.53	4.95	(0.48)
Total from investment operations	2.40	(5.52)	4.49	6.43	4.85	(0.64)
Less distributions from:
Net realized gains	—	(0.29)	(0.04)	(0.16)	—	(0.63)
Total distributions	—	(0.29)	(0.04)	(0.16)	—	(0.63)
Paid-in-Capital from Redemption Fees[1]	—	—	0.00 [7]	—	—	—
Net asset value, end of period	$25.78	$23.38	$29.19	$24.74	$18.47	$13.62
Total return[2]	10.27%[8]	(18.99)%	18.20%	34.92%	35.61%	(3.91)%
Net assets, at end of period (000s)	$306,757	$355,450	$659,296	$290,591	$27,722	$12,400
Ratio of gross expenses to average net assets before expense reimbursement or recapture[3,4,5]	1.40%[9]	1.39%	1.35%	1.43%	1.73%	2.04%
Ratio of net expenses to average net assets after expense reimbursement or recapture[4,5]	1.40%[9]	1.39%	1.35%	1.50%	1.62%	1.63%
Ratio of net investment loss to average net assets[4,5,6]	(0.07)%[9]	(0.36)%	(0.51)%	(0.43)%	(0.65)%	(1.18)%
Portfolio Turnover Rate	13%[8]	28%	21%	17%	91%	257%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.00% for the year ended June 30, 2013, and 0.01% for the year ended June 30, 2012 attributable to interest expense.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Amount represents less than $0.01 per share.

8.	Not annualized.

9.	Annualized.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	30

EVENTIDE GILEAD FUND
Financial Highlights (Class A) December 31, 2016

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

			Class A
	Six Months
	Ended	Year	Year	Year	Year	Year
	December	Ended	Ended	Ended	Ended	Ended
	31, 2016	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$23.32	$29.13	$24.69	$18.44	$13.61	$14.89
Activity from investment operations:
Net investment loss[1]	(0.02)	(0.10)	(0.15)	(0.11)	(0.11)	(0.16)
Net realized and unrealized gain (loss) on investments	2.40	(5.42)	4.63	6.52	4.94	(0.49)
Total from investment operations	2.38	(5.52)	4.48	6.41	4.83	(0.65)
Less distributions from:
Net realized gains	—	(0.29)	(0.04)	(0.16)	—	(0.63)
Total distributions	—	(0.29)	(0.04)	(0.16)	—	(0.63)
Net asset value, end of period	$25.70	$23.32	$29.13	$24.69	$18.44	$13.61
Total return[2]	10.21%[7]	(19.03)%	18.15%	34.87%	35.49%	(3.97)%
Net assets, at end of period (000s)	$506,360	$558,602	$692,671	$263,436	$29,929	$13,148
Ratio of gross expenses to average net assets before expense reimbursement or recapture[3,4,5]	1.45%[8]	1.44%	1.40%	1.48%	1.78%	2.07%
Ratio of net expenses to average net assets after expense reimbursement or recapture[4,5]	1.45%[8]	1.44%	1.40%	1.55%	1.67%	1.68%
Ratio of net investment loss to average net assets[4,5,6]	(0.15)%[8]	(0.41)%	(0.56)%	(0.46)%	(0.70)%	(1.22)%
Portfolio Turnover Rate	13%[7]	28%	21%	17%	91%	257%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and also does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.00% for the year ended June 30, 2013, and 0.01% for the year ended June 30, 2012 attributable to interest expense.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Not Annualized.

8.	Annualized.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	31

EVENTIDE GILEAD FUND
Financial Highlights (Class C) December 31, 2016

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C
	For the
	Six Months
	Ended	Year	Year	Year	Year	Year
	December	Ended	Ended	Ended	Ended	Ended
	31, 2016	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$22.10	$27.83	$23.77	$17.91	$13.31	$14.69
Activity from investment operations:
Net investment loss[1]	(0.10)	(0.27)	(0.34)	(0.27)	(0.22)	(0.26)
Net realized and unrealized gain (loss) on investments	2.27	(5.17)	4.44	6.29	4.82	(0.49)
Total from investment operations	2.17	(5.44)	4.10	6.02	4.60	(0.75)
Less distributions from:
Net realized gains	—	(0.29)	(0.04)	(0.16)	—	(0.63)
Total distributions	—	(0.29)	(0.04)	(0.16)	—	(0.63)
Paid-in-Capital From Redemption Fees[1]	—	—	0.00 [7]	—	—	—
Net asset value, end of period	$24.27	$22.10	$27.83	$23.77	$17.91	$13.31
Total return[2]	9.82%[8]	(19.63)%	17.25%	33.72%	34.56%	(4.73)%
Net assets, at end of period (000s)	$188,316	$193,872	$184,202	$54,891	$3,599	$1,314
Ratio of gross expenses to average net assets before expense reimbursement or recapture[3,4,5]	2.20%[9]	2.19%	2.15%	2.23%	2.53%	2.83%
Ratio of net expenses to average net assets after expense reimbursement or recapture[4,5]	2.20%[9]	2.19%	2.15%	2.30%	2.42%	2.43%
Ratio of net investment loss to average net assets[4,5,6]	(0.91)%[9]	(1.16)%	(1.31)%	(1.20)%	(1.45)%	(1.99)%
Portfolio Turnover Rate	13%[8]	28%	21%	17%	91%	257%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the impact of sales charges, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.00% for the year ended June 30, 2013, and 0.01% for the year ended June 30, 2012 attributable to interest expense.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Amount represents less than $0.01 per share.

8.	Not annualized.

9.	Annualized.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	32

EVENTIDE GILEAD FUND

Financial Highlights (Class I) December 31, 2016

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	For the
	Six Months
	Ended	Year	Year	Year	Year	Year
	December	Ended	Ended	Ended	Ended	Ended
	31, 2016	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$23.68	$29.50	$24.95	$18.59	$13.68	$14.93
Activity from investment operations:
Net investment income (loss)[1]	0.01	(0.04)	(0.09)	(0.05)	(0.08)	(0.13)
Net realized and unrealized gain (loss) on investments	2.44	(5.49)	4.68	6.57	4.99	(0.49)
Total from investment operations	2.45	(5.53)	4.59	6.52	4.91	(0.62)
Less distributions from:
Net realized gains	—	(0.29)	(0.04)	(0.16)	—	(0.63)
Total distributions	—	(0.29)	(0.04)	(0.16)	—	(0.63)
Paid-in-Capital From Redemption Fees[1]	—	—	0.00 [7]	—	—	—
Net asset value, end of period	$26.13	$23.68	$29.50	$24.95	$18.59	$13.68
Total return[2]	10.39%[8]	(18.82)%	18.45%	35.18%	35.89%	(3.76)%
Net assets, at end of period (000s)	$269,486	$291,704	$401,133	$117,243	$3,703	$1,586
Ratio of gross expenses to average net assets before expense reimbursement or recapture[3,4,5]	1.20%[9]	1.19%	1.15%	1.23%	1.53%	1.87%
Ratio of net expenses to average net assets after expense reimbursement or recapture[4,5]	1.20%[9]	1.19%	1.15%	1.30%	1.42%	1.43%
Ratio of net investment loss to average net assets[4,5,6]	0.11%[9]	(0.16)%	(0.32)%	(0.20)%	(0.48)%	(1.01)%
Portfolio Turnover Rate	13%[8]	28%	21%	17%	91%	257%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.00% for the year ended June 30, 2013, and 0.01% for the year ended June 30, 2012 attributable to interest expense.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Amount represents less than $0.01 per share.

8.	Not annualized.

9.	Annualized.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	33

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND

Financial Highlights (Class N) December 31, 2016

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class N
	For the
	Six Months
	Ended	Year	Year	Year	Period
	December	Ended	Ended	Ended	Ended
	31, 2016	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2016	2015	2014	2013[1]
Net asset value, beginning of period	$18.70	$26.15	$17.53	$12.50	$10.00
Activity from investment operations:
Net investment loss[2]	(0.15)	(0.30)	(0.31)	(0.26)	(0.09)
Net realized and unrealized gain (loss) on investments	1.41	(6.90)	8.91	5.25	2.59
Total from investment operations	1.26	(7.20)	8.60	4.99	2.50
Less distributions from:
Net realized gains	—	(0.29)	—	—	—
Total distributions	—	(0.29)	—	—	—
Paid-in-Capital From Redemption Fees[2]	0.00 [9]	0.04	0.02	0.04	—
Net asset value, end of period	$19.96	$18.70	$26.15	$17.53	$12.50
Total return[3]	6.74%[6]	(27.64)%	49.23%	40.24%	25.00%[6]
Net assets, at end of period (000s)	$35,439	$39,558	$42,632	$15,646	$651
Ratio of gross expenses to average net assets before expense reimbursement or recapture[4,5]	1.52%[7]	1.52%	1.50%	1.69%	9.50%[7]
Ratio of net expenses to average net assets after expense reimbursement or recapture[5]	1.52%[7]	1.52%	1.53%	1.63%	1.63%[7]
Ratio of net investment loss to average net assets[5,8]	(1.42)%[7]	(1.42)%	(1.46)%	(1.52)%	(1.53)%[7]
Portfolio Turnover Rate	7%[6]	28%	26%	33%	41%[6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

9.	Amount represents less than $0.01 per share.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	34

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND

Financial Highlights (Class A) December 31, 2016

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	For the
	Six Months
	Ended		Year	Year	Year	Period
	December		Ended	Ended	Ended	Ended
	31, 2016		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2016	2015	2014	2013[1]
Net asset value, beginning of period	$18.65		$26.09	$17.50	$12.48	$10.00
Activity from investment operations:
Net investment loss[2]	(0.15)		(0.31)	(0.32)	(0.26)	(0.10)
Net realized and unrealized gain (loss) on investments	1.40		(6.88)	8.89	5.24	2.58
Total from investment operations	1.25		(7.19)	8.57	4.98	2.48
Less distributions from:
Net realized gains	—		(0.29)	—	—	—
Total distributions	—		(0.29)	—	—	—
Paid-in-Capital From Redemption Fees[2]	0.00	[9]	0.04	0.02	0.04	—
Net asset value, end of period	$19.90		$18.65	$26.09	$17.50	$12.48
Total return[3]	6.70%[6]		(27.64)%	49.09%	40.22%	24.80%
Net assets, at end of period (000s)	$146,169		$148,927	$148,921	$64,239	$2,808
Ratio of gross expenses to average net assets before expense reimbursement or recapture[4,5]	1.57%[7]		1.57%	1.55%	1.74%	9.55%
Ratio of net expenses to average net assets after expense reimbursement or recapture[5]	1.57	%7	1.57%	1.58%	1.68%	1.68%
Ratio of net investment loss to average net assets[5,8]	(1.47)%[7]		(1.47)%	(1.51)%	(1.57)%	(1.56)%
Portfolio Turnover Rate	7%[6]		28%	26%	33%	41%

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and also does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

9.	Amount represents less than $0.01 per share.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	35

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND

Financial Highlights (Class C) December 31, 2016

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C
	For the
	Six Months
	Ended	Year	Year	Year	Period
	December	Ended	Ended	Ended	Ended
	31, 2016	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2016	2015	2014	2013[1]
Net asset value, beginning of period	$18.18	$25.62	$17.31	$12.44	$10.00
Activity from investment operations:
Net investment loss[2]	(0.22)	(0.46)	(0.48)	(0.38)	(0.14)
Net realized and unrealized gain (loss) on investments	1.36	(6.72)	8.77	5.21	2.58
Total from investment operations	1.14	(7.18)	8.29	4.83	2.44
Less distributions from:
Net realized gains	—	(0.29)	—	—	—
Total distributions	—	(0.29)	—	—	—
Paid-in-Capital from Redemption Fees[2]	0.00 [9]	0.03	0.02	0.04	—
Net asset value, end of period	$19.32	$18.18	$25.62	$17.31	$12.44
Total return[3]	6.27%[6]	(28.15)%	48.01%	39.15%	24.40%[6]
Net assets, at end of period (000s)	$45,561	$43,851	$40,277	$12,201	$556
Ratio of gross expenses to average net assets before expense reimbursement or recapture[4,5]	2.32%[7]	2.32%	2.30%	2.49%	10.30%[7]
Ratio of net expenses to average net assets after expense reimbursement or recapture[5]	2.32%[7]	2.32%	2.33%	2.43%	2.43%[7]
Ratio of net investment loss to average net assets[5,8]	(2.22)%[7]	(2.22)%	(2.26)%	(2.32)%	(2.31)%[7]
Portfolio Turnover Rate	7%[6]	28%	26%	33%	41%[6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the impact of sales charges, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

9.	Amount represents less than $0.01 per share.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	36

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND

Financial Highlights (Class I) December 31, 2016

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	For the
	Six Months
	Ended	Year	Year	Year	Period
	December 31,	Ended	Ended	Ended	Ended
	2016	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2016	2015	2014	2013[1]
Net asset value, beginning of period	$18.82	$26.26	$17.57	$12.50	$10.00
Activity from investment operations:
Net investment loss[2]	(0.13)	(0.26)	(0.27)	(0.22)	(0.08)
Net realized and unrealized gain (loss) on investments	1.41	(6.93)	8.94	5.25	2.58
Total from investment operations	1.28	(7.19)	8.67	5.03	2.50
Less distributions from:
Net realized gains	—	(0.29)	—	—	—
Total distributions	—	(0.29)	—	—	—
Paid-in-Capital From Redemption Fees[2]	0.00 [9]	0.04	0.02	0.04	—
Net asset value, end of period	$20.10	$18.82	$26.26	$17.57	$12.50
Total return[3]	6.85%[6]	(27.46)%	49.46%	40.56%	25.00%[6]
Net assets, at end of period (000s)	$82,392	$69,257	$70,382	$26,301	$1,941
Ratio of gross expenses to average net assets before expense reimbursement or recapture[4,5]	1.32%[7]	1.32%	1.30%	1.49%	9.30%[7]
Ratio of net expenses to average net assets after expense reimbursement or recapture[5]	1.32%[7]	1.32%	1.33%	1.43%	1.43%[7]
Ratio of net investment loss to average net assets[5,8]	(1.23)%[7]	(1.22)%	(1.26)%	(1.32)%	(1.33)%[7]
Portfolio Turnover Rate	7%[6]	28%	26%	33%	41%[6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

9.	Amount represents less than $0.01 per share.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	37

EVENTIDE MULTI-ASSET INCOME FUND

Financial Highlights (Class N) December 31, 2016

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class N
	For the
	Six Months
	Ended	Period
	December 31,	Ended
	2016	June 30,
	(Unaudited)	2016[1]
Net asset value, beginning of period	$10.32	$10.00
Activity from investment operations:
Net investment income[2]	0.10	0.27
Net realized and unrealized gain on investments	0.09	0.21
Total from investment operations	0.19	0.48
Less distributions from:
Net investment income	(0.09)	(0.15)
Net realized gains	(0.02)	(0.01)
Total distributions	(0.11)	(0.16)
Net asset value, end of period	$10.40	$10.32
Total return[3]	2.17%[6]	4.79%[6]
Net assets, at end of period (000s)	$8,342	$3,899
Ratio of gross expenses to average net assets before expense reimbursement[4,5]	1.26%[7]	2.06%[7]
Ratio of net expenses to average net assets after expense reimbursement[5]	1.15%[7]	1.15%[7]
Ratio of net investment income to average net assets[5,8]	2.02%[7]	2.82%[7]
Portfolio Turnover Rate	21%[6]	18%[6]

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	38

EVENTIDE MULTI-ASSET INCOME FUND

Financial Highlights (Class A) December 31, 2016

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	For the
	Six Months
	Ended	Period
	December 31,	Ended
	2016	June 30,
	(Unaudited)	2016[1]
Net asset value, beginning of period	$10.32	$10.00
Activity from investment operations:
Net investment income[2]	0.10	0.27
Net realized and unrealized gain on investments	0.09	0.20
Total from investment operations	0.19	0.47
Less distributions from:
Net investment income	(0.09)	(0.14)
Net realized gains	(0.02)	(0.01)
Total distributions	(0.11)	(0.15)
Net asset value, end of period	$10.40	$10.32
Total return[3]	2.14%[6]	4.74%[6]
Net assets, at end of period (000s)	$19,499	$8,124
Ratio of gross expenses to average net assets before expense reimbursement[4,5]	1.31%[7]	2.13%[7]
Ratio of net expenses to average net assets after expense reimbursement[5]	1.20%[7]	1.20%[7]
Ratio of net investment income to average net assets[5,8]	1.97%[7]	2.82%[7]
Portfolio Turnover Rate	21%[6]	18%[6]

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and also does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	39

EVENTIDE MULTI-ASSET INCOME FUND

Financial Highlights (Class C) December 31, 2016

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C
	For the
	Six Months
	Ended	Period
	December 31,	Ended
	2016	June 30,
	(Unaudited)	2016[1]
Net asset value, beginning of period	$10.30	$10.00
Activity from investment operations:
Net investment income[2]	0.06	0.19
Net realized and unrealized gain on investments	0.10	0.22
Total from investment operations	0.16	0.41
Less distributions from:
Net investment income	(0.05)	(0.10)
Net realized gains	(0.02)	(0.01)
Total distributions	(0.07)	(0.11)
Net asset value, end of period	$10.39	$10.30
Total return[3]	1.70%[6]	4.08%[6]
Net assets, at end of period (000s)	$4,084	$2,424
Ratio of gross expenses to average net assets before expense reimbursement[4,5]	2.06%[7]	2.81%[7]
Ratio of net expenses to average net assets after expense reimbursement[5]	1.95%[7]	1.95%[7]
Ratio of net investment income to average net assets[5,8]	1.20%[7]	1.99%[7]
Portfolio Turnover Rate	21%[6]	18%[6]

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the impact of sales charges, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	40

EVENTIDE MULTI-ASSET INCOME FUND

Financial Highlights (Class I) December 31, 2016

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	For the
	Six Months
	Ended	Period
	December 31,	Ended
	2016	June 30,
	(Unaudited)	2016[1]
Net asset value, beginning of period	$10.33	$10.00
Activity from investment operations:
Net investment income[2]	0.11	0.28
Net realized and unrealized gain on investments	0.08	0.22
Total from investment operations	0.19	0.50
Less distributions from:
Net investment income	(0.10)	(0.16)
Net realized gains	(0.02)	(0.01)
Total distributions	(0.12)	(0.17)
Net asset value, end of period	$10.40	$10.33
Total return[3]	2.24%[6]	5.03%[6]
Net assets, at end of period (000s)	$32,327	$18,081
Ratio of gross expenses to average net assets before expense reimbursement[4,5]	1.06%[7]	1.81%[7]
Ratio of net expenses to average net assets after expense reimbursement[5]	0.95%[7]	0.95%[7]
Ratio of net investment income to average net assets[5,8]	2.14%[7]	2.94%[7]
Portfolio Turnover Rate	21%[6]	18%[6]

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	41

EVENTIDE FUNDS

Notes to Financial Statements (Unaudited) December 31, 2016

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-nine series. These financial statements include the following series: Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund and the Eventide Multi-Asset Income Fund (each a “Fund” or collectively the “Funds”). Each Fund is registered as a diversified Fund. The Funds investment manager is Eventide Asset Management, LLC (the “Manager”).

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is to provide long-term capital appreciation.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is to provide long-term capital appreciation.

Eventide Multi-Asset Income Fund commenced operations on July 15, 2015. The Fund’s investment objective is to seek current income while maintaining the potential for capital appreciation.

The Funds each offer four classes of shares, Class N, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	42

value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	43

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Funds’ assets measured at fair value:

Eventide Gilead Fund Assets
		Level 2 (Other Significant
Security Classifications[1]	Level 1 (Quoted Prices)	Observable Inputs)	Level 3	Totals
Common Stock[2]	$1,155,937,280	$4,753,526	$—	$1,160,690,806
Preferred Stock	—	—	3,233,621	3,233,621
Warrants	—	—	—	—
Real Estate Investment Trusts (REITs)	44,268,850	—	—	44,268,850
Short-Term Investments	67,022,150	—	—	67,022,150
Total	$1,267,228,280	$4,753,526	$3,233,621	$1,275,215,427

Eventide Healthcare & Life Sciences Fund Assets
		Level 2 (Other Significant
Security Classifications[1]	Level 1 (Quoted Prices)	Observable Inputs)	Level 3	Totals
Common Stock[2]	$305,852,519	$658,029	$—	$306,510,548
Preferred Stock	—	—	415,625	415,625
Short-Term Investments	3,683,345	—	—	3,683,345
Total	$309,535,864	$658,029	$415,625	$310,609,518

Eventide Multi-Asset Income Fund Assets
		Level 2 (Other Significant
Security Classifications[1]	Level 1 (Quoted Prices)	Observable Inputs)	Level 3	Totals
Common Stock[2]	$23,380,198	$—	$—	$23,380,198
Real Estate Investment Trusts (REITs)	4,373,711	—	—	4,373,711
Mutual Funds	2,036,256	—	—	2,036,256
Preferred Stock	3,392,078	—	—	3,392,078
Limited Partnerships	7,128,381	—	—	7,128,381
Bonds	—	7,993,544	—	7,993,544
Asset Backed Securities	—	5,584,029	—	5,584,029
Commercial Mortgage Backed Securities	—	101,967	—	101,967
Short-Term Investments	10,474,884	—	—	10,474,884
Total	$50,785,508	$13,679,540	$—	$64,465,048

Eventide Multi-Asset Income Fund Liabilities
		Level 2 (Other Significant
Security Classifications[1]	Level 1 (Quoted Prices)	Observable Inputs)	Level 3	Totals
Call Options Written	$1,320	$13,612	$—	$14,932
Put Options Written	24,275	8,520	—	32,795
Total	$25,595	$22,132	$—	$47,727

1.	There were no transfers into and out of Level 1 and 2 during the current period presented for the Funds. It is the Funds’ policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

2.	For a detailed break-out of common stocks by industry, by please refer to the Portfolios of Investments.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	44

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Gilead Fund
		Private Limited
	Preferred Stock	Partnership	Total
Beginning Balance 6/30/2016	$8,562,158	$16,244,758	$24,806,916
Total realized gain (loss)	—	20,734,844	20,734,844
Appreciation (Depreciation)	(5,328,537)	(6,091,784)	(11,420,321)
Cost of Purchases	—	—	—
Proceeds from Sales	—	(30,887,818)	(30,887,818)
Dividend Reinvest	—	—	—
Net transfers in/out of level 3	—	—	—
Ending Balance 12/31/2016	$3,233,621	$—	$3,233,621

Eventide Healthcare & Life Sciences Fund
		Private Limited
	Preferred Stock	Partnership	Total
Beginning Balance 6/30/2016	$415,625	$4,061,189	$4,476,814
Total realized gain (loss)	—	5,183,711	5,183,711
Appreciation (Depreciation)	—	(1,522,946)	(1,522,946)
Cost of Purchases	—	—	—
Proceeds from Sales	—	(7,721,954)	(7,721,954)
Net transfers in/out of level 3	—	—	—
Ending Balance 12/31/2016	$415,625	$—	$415,625

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 preferred stock (1) review of the underlying common stock (2) review of the preferred stock conversion price outlined in the holding’s press release (3) review of any significant price changes in the underlying stock during the period. Significant changes in any of these inputs could result in a significantly lower or higher fair value treatment.

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 limited partnership interests in SFJ Pharmaceutical, IX L.P., are as follows (1) review the discounted cash flow analysis (2) based on this analysis, determine an appropriate discount based on conservative measures, to fair value the security. A 5% decrease in the discount rate would increase the fair value by approximately 67% and a 5% increase would decrease the value by approximately 43%.

The total change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at December 31, 2016 was $5,328,536 and $0 for the Eventide Gilead Funds and Eventide Healthcare & Life Sciences Fund, respectively.

As of December 31, 2016, the Funds had an unfunded commitments pursuant to the following agreements:

Eventide Gilead Fund
	Unfunded		Unrealized Gain
Entity	Commitment	Market Value	(Loss)
Entasis Therapeutics[1]	$3,062,500	$2,909,375	$(153,125)

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	45

Eventide Healthcare & Life Sciences Fund
	Unfunded		Unrealized Gain
Entity	Commitment	Market Value	(Loss)
Entasis Therapeutics[1]	$437,500	$415,625	$(21,875)

1.	As of December 31, 2016 Entasis Therapeutics did not achieve the milestone event necessary to fund this additional commitment.

b) Accounting for Options - When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The locations on the Statements of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Eventide Multi-Asset Income Fund
		Location of
Derivatives Not		Derivatives on
Accounted for as Hedging		Statement of Assets	Fair Value of
Instruments under GAAP	Primary Risk Exposure	and Liabilities	Liability Derivatives
Call options written	Equity Risk	Options written, at value	$(14,932)
Put options written	Equity Risk	Options written, at value	(32,795)
Total			$(47,727)

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	46

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2016 was as follows:

Eventide Multi-Asset Income Fund
			Realized and
Derivatives Not		Location of Gain (Loss)	Unrealized Loss on
Accounted for as Hedging		on Derivatives	Liability Derivatives
Instruments under GAAP	Primary Risk Exposure	Recognized in Income	Recognized in Income
Options written	Equity Risk	Net realized gain from options written	$7,988
Options written	Equity Risk	Net change in unrealized appreciation on options written	43,602
Total			$51,590

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of December 31, 2016.

Eventide Multi-Asset Income Fund
Gross Amounts Not Offset in
the Statement of Assets &
Liabilities:					Liabilities
			Gross Amounts	Net Amounts of
	Gross Amounts		Offset in the	Liabilities Presented			Cash
	of Recognized		Statement of	in the Statement of	Financial		Collateral	Net
	Liabilities		Assets & Liabilities	Assets & Liabilities	Instruments		Received	Amount
Options Written	$47,727	[1]	$—	$47,727	$47,727	[2]	$—	$—
Total	$47,727		$—	$47,727	$47,727		$—	$—

1.	Written options at value as presented in the Portfolio of Investments.

2.	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

c) Federal Income Tax - The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the period ended December 31, 2016, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2016, the Funds did not incur any interest or penalties. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013-2015, or expected to be taken in the Fund’s 2016 tax returns. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ filings is presently in progress.

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d) Distributions to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. Eventide Multi-Asset Income Fund distributes net investment income monthly. Distributable net realized gains, if any, are declared and distributed annually.

e) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

f) Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

g) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h) Indemnification – The Trust indemnifies its offers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i) Redemption Fees and Sales Charges (loads) - A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Class A shares purchased prior to September 1, 2014, where the sales charge was waived are subject to a CDSC of 1.00% on redemptions within 18 months of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the period ended December 31, 2016, there were redemption fees of $0 paid to the Eventide Gilead Fund and Eventide Multi-Asset Income Fund and there were $0 in CDSC fees paid to the Distributor. For the period ended December 31, 2016, there were redemption fees of $3,743 paid to the Eventide Healthcare & Life Sciences Fund and there were $0 in CDSC fees paid to the Distributor.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	48

(2)	INVESTMENT TRANSACTIONS

For the period ended December 31, 2016, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Eventide Gilead Fund	$169,420,710	$469,426,627
Eventide Healthcare & Life Sciences Fund	31,043,688	22,100,474
Eventide Multi-Asset Income Fund	36,285,305	8,943,989

(3)	OPTIONS WRITTEN

The contracts of the derivative instruments outstanding as of December 31, 2016 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

A summary of option contracts written by the Funds during the year ended December 31, 2016, were as follows:

Eventide Multi-Asset Income Fund
	Call Options
	Number of options[1]	Option Premiums
Options outstanding at beginning of period	25	$7,699
Options Written	50	9,429
Options Exercised	(20)	(4,944)
Options Closed	—	—
Options Expired	—	—
Options outstanding at end of period	55	$12,184

	Put Options
	Number of options[1]	Option Premiums
Options outstanding at beginning of period	190	$39,561
Options Written	240	58,416
Options Exercised	—	—
Options Closed	—	—
Options Expired	(25)	(7,987)
Options outstanding at end of period	405	$89,990

1.	One option contract is equivalent to one hundred shares of common stock.

(4)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Eventide Asset Management, LLC. acts with the Trust as investment manager to the Funds pursuant to the terms of the Management Agreement with the Trust. Under the terms of the

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	49

Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 1.00% and 1.10% of average net assets of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, and 0.73% of average net assets of the Eventide Multi-Asset Income Fund, respectively, such fee to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the period ended December 31, 2016, management fees of $6,919,210, $1,805,277 and $195,601 were incurred by the Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, and Eventide Multi-Asset Income Fund, respectively, before the waiver and reimbursement described below.

The Funds may invest in securities in which venture capital funds that are managed by Clarus Ventures, LLC also invest. Dr. Finny Kuruvilla, the portfolio manager for the Eventide Gilead Fund and the Eventide Healthcare & Life Sciences Fund, was also an employee of Clarus serving in a research role from July 2008 through October 2016.

The Manager and the Trust have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.42%, 1.43% and 0.95% of average daily net assets for the Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund and Eventide Multi-Asset Income Fund, respectively, at least until October 31, 2017. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period ended December 31, 2016, the Manager waived management fees of $0 from the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund and waived fees of $31,569 from the Eventide Multi-Asset Income Fund. As of June 30, 2016, advisor is subject to recapture $116,975 for the Eventide Multi-Asset Income Fund through June 30, 2019.

The Eventide Gilead Fund does not have any expenses previously waived by the Manager that are subject to reimbursement and did not waive any further expenses during the period ended December 31, 2016.

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The Eventide Healthcare & Life Sciences Fund does not have any expenses previously waived by the Manager that are subject to reimbursement and did not waive any further expenses during the period ended December 31, 2016.

The Trust has entered into a Management Services Agreement with MFund, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and administration services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period ended December 31, 2016, the Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund and Eventide Multi-Asset Income Fund incurred $243,615, $51,772, and $8,337 for such fees, respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund, Alphacentric Advisors LLC, and Catalyst Capital Advisors LLC (Alphacentric and Catalyst each serve as an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

The Independent Trustees are paid a quarterly retainer of $500 per fund in the Trust. The Independent Trustees also receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the Funds of the Trust and Variable Insurance Trust to which the meeting relates. The Lead Independent Trustee of the Trust receives an additional fee of $150 per Fund in the Trust per quarter. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per Fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund’s pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Effective April 2015, Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class N shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class N shares are

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	51

currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.

The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses.

For the period ended December 31, 2016, the Distributor received $43,696, $27,723, and $21,377 in underwriter commissions from the sale of shares of the Fund from the Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund and Eventide Multi asset Income Fund, respectively.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended June 30, 2016 and June 30, 2015 was as follows:

For the year ended June 30, 2016
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Gilead Fund	$557,409	$20,679,348	$12,136	$21,248,893
Eventide Healthcare & Life Sciences Fund	—	4,925,931	1,055	4,926,986
Eventide Multi-Asset Income Fund	286,403	492	—	286,895

For the year ended June 30, 2015
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Gilead Fund	$—	$1,338,342	$—	$1,338,342

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

As of June 30, 2016
							Total
	Undistributed	Undistributed	Capital Loss	Other	Post October	Unrealized	Accumulated
	Ordinary	Long-Term	Carry	Book/Tax	Loss and Late	Appreciation/	Earnings/
Fund	Income	Capital Gains	Forwards	Differences	Year Loss	(Depreciation)	(Deficits)
Eventide Gilead Fund	$—	$—	$(23,956,728)	$—	$(103,406,463)	$(24,953,613)	$(152,316,804)
Eventide Healthcare & Life Sciences Fund	—	—	(3,135,226)	—	(8,101,301)	(30,525,813)	(41,762,340)
Eventide Multi-Asset Income Fund	85,719	17,724	—	—	—	1,404,802	1,508,245

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	52

The difference between book basis and tax basis unrealized appreciation/depreciation, undistributed net investment income/losses and accumulated net realized gains/losses from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on 1256 option contracts and adjustments for C-corporation return of capital distributions, adjustments for partnerships, real estate investment trusts and passive foreign investment companies.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
Eventide Gilead Fund	$5,435,065
Eventide Healthcare & Life Sciences Fund	2,228,415

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Post October Losses
Eventide Gilead Fund	$97,971,398
Eventide Healthcare & Life Sciences Fund	5,872,886

At June 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Capital Loss Carry Forwards
Fund	Short-Term	Long-Term	Total	Expiration
Eventide Gilead Fund	$14,316,728	$9,640,000	$23,956,728	Non-expiring
Eventide Healthcare & Life Sciences Fund	1,896,439	1,238,787	3,135,226	Non-expiring
Eventide Multi-Asset Income Fund	—	—	—	Non-expiring

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) and net operating losses, the reclass of Fund distributions, and adjustments for paydowns, C-corporation return of capital distributions, capitalization in lieu of dividend payments, real estate investment trusts and partnerships resulted in reclassifications for the fiscal year ended June 30, 2016 as follows:

Reclassifications
		Accumulated Net	Accumulated Net Realized
		Investment	Gain (Loss) From Security
Fund	Paid in Capital	Income (Loss)	Transactions
Eventide Gilead Fund	$(12,703,733)	$10,695,311	$2,008,422
Eventide Healthcare & Life Sciences Fund	(4,393,422)	4,392,367	1,055
Eventide Multi-Asset Income Fund	—	(4,614)	4,614

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(6)	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund at December 31, 2016 are noted in the Fund’s Portfolio of Investments. Transactions during the period with companies which are affiliates are as follows:

Eventide Gilead Fund
		Value at			Dividends
		Beginning of		Sales	Credited to	Value -End of
CUSIP	Description	Year	Purchases	Proceeds	Income	Year
CCGIUNR$1	Car Charging Group, Inc.	$1,660,273	$—	$—	$—	$147,321
CCGIPRE$1	Car Charging Group, Inc.- Preferred	3,388,556	—	—	—	208,001
CCGIPRE$2	Car Charging Group, Inc.- Preferred	2,264,227	—	—	—	116,245
CCGI$WAR	Car Charging Group, Inc. - Warrant	2,662	—	—	—	—
CCGI$WAR2	Car Charging Group, Inc. - Warrant	1,676	—	—	—	—
CCGI$WAR3	Car Charging Group, Inc. - Warrant	1,507	—	—	—	—
CCGI$WAR4	Car Charging Group, Inc. - Warrant	2,460	—	—	—	—
CCGI$WAR6	Car Charging Group, Inc. - Warrant	610	—	—	—	—
ENTTHBCLB	Entasis Therapeutics	2,909,375	—	—	—	2,909,375
29668HSEC	Essa Pharmaceutical, Inc.	2,496,688	—	—	—	1,783,164
29668HSUB	Essa Pharmaceutical, Inc.	3,952,666	—	—	—	2,823,041
282539105	8Point3 Energy Partners LP	17,530,100	5,451,208	—	28,051	19,206,506
SFJPIXLP	SFJ Pharmaceuticals IX L.P.	16,244,758	—	30,887,817	—	—
98979H103	Zosano Pharma Corp.	813,516	—	381,187	—	—
	Total	$51,269,074	$5,451,208	$31,269,004	$28,051	$27,193,653

Eventide Healthcare & Life Sciences Fund
		Value at			Dividends
		Beginning of		Sales	Credited to	Value -End of
CUSIP	Description	Year	Purchases	Proceeds	Income	Year
89237H100	Tracon Pharmaceuticals, Inc.	$2,267,526	$2,000,000	$—	$—	$4,241,077
	Total	$2,267,526	$2,000,000	$—	$—	$4,241,077

(7)	PORTFOLIO CONCENTRATION RISK

The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Gilead Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. Eventide Healthcare & Life Sciences Fund may also invest in a relatively fewer number of issuers. As a result, the Eventide Healthcare & Life Sciences Fund’s net

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asset value is more likely to have greater fluctuations than that of a fund which is more diversified or invests in other industries.

(8)	PRIVATE INVESTMENT RISK

The Fund may invest in private investment in public equities (“PIPE”). PIPE investors may purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, PIPE securities may be deemed illiquid.

(9)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(10)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	55

December 31, 2016 Charles Schwab & Co., Inc. held 26.09% of the Eventide Multi-Asset Income Fund.

(11)	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

(12)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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EVENTIDE FUNDS

Supplemental Information (Unaudited) December 31, 2016

Consideration and Renewal of Advisory Agreement between Eventide Asset Management, LLC (“EAM”) and Mutual Fund Series Trust (the “Trust”) with respect to the Eventide Healthcare & Life Sciences Fund (the “Fund”).

In connection with a regular meeting held on November 16, 2016, the Board of Trustees (the “Trustees”) of the Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a management agreement between the Trust and EAM with respect to the Fund (the “Management Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by EAM (“EAM 15c Response”).

Nature, Extent & Quality of Services. The Trustees reviewed the EAM 15(c) Response, and noted their experience in working with the advisor. They noted that the advisor has made significant investment in investment, operations and compliance resources. They considered the experience and expertise of the advisor. They noted the addition of a new CCO/general counsel to the firm’s management team and that the former CCO has moved to a Director of Compliance role which they agreed evidences a commitment to compliance and positive tone from the top towards compliance. The Trustees noted that EAM has not been subject to examination by any regulatory agency or any material litigation or administrative actions since renewal of the Management Agreement was last considered. The Trustees concluded that EAM has provided and should continue to provide a level of service consistent with the Trustees’ expectations.

Performance. The Trustees considered the performance of the Fund over the one year and since inception (12/31/12) periods. They noted that the Fund significantly outperformed both the peer group and Morningstar category in both periods. The Trustees agreed that the Fund’s performance was acceptable

Fees & Expenses. The Trustees noted the advisor charges an advisory fee of 1.10% which is higher than the peer group and Morningstar category average, but within the range of fees for both. They considered that the net expense ratio was higher than the average for both benchmark groups, but reasonably in line with the peer group average. The Trustees considered the advisor’s

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	57

unique healthcare expertise and the expense of and value added by the ethical screening for the Fund. After discussion, the Trustees concluded that the advisory fee was not unreasonable.

Profitability. The Trustees noted that the advisor realized a profit in connection with its relationship with the Fund. They considered the amount of profit in terms of actual dollars and percentage of revenue. They noted that the advisor continues to reinvest a portion of its profits in improvements benefiting the Fund, like the recent employment of an experienced attorney to serve as CCO and general counsel. The Trustees concluded that in light of continued efforts of the advisor to respond to the Fund’s growth with additional staff and the high quality of services provided, the advisor’s profit was not excessive.

Economies of Scale. The Trustees considered whether EAM has realized economies of scale with respect to the management of the Fund. They noted that shareholders have benefited from reduced total costs as the Fund’s total expenses decreased with increased assets. They noted that the Management Agreement does not contemplate breakpoints, and that the Trustees would monitor and in the future reevaluate the appropriateness of breakpoints in light of the Fund’s capacity constraints.

Conclusion. Having requested and received such information from the advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Management Agreement was in the best interests of the shareholders of the Fund.

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EVENTIDE FUNDS

Expense Examples (Unaudited) December 31, 2016

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 through December 31, 2016.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	59

Expense Examples
					Hypothetical
			Actual		(5% return before expenses)
	Funds’	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	7/1/16	12/31/2016	Period[1]	12/31/2016	Period[1]
Eventide Gilead Fund
Class N	1.40%	$1,000.00	$1,102.70	$7.42	$1,018.15	$7.12
Class A	1.45%	1,000.00	1,102.10	7.69	1,017.89	7.38
Class C	2.20%	1,000.00	1,098.20	11.64	1,014.11	11.18
Class I	1.20%	1,000.00	1,103.90	6.37	1,019.15	6.11
Eventide Healthcare & Life Sciences Fund
Class N	1.52%	1,000.00	1,067.40	7.91	1,017.56	7.72
Class A	1.57%	1,000.00	1,067.00	8.16	1,017.31	7.97
Class C	2.32%	1,000.00	1,062.70	12.05	1,013.52	11.76
Class I	1.32%	1,000.00	1,068.50	6.87	1,018.56	6.70
Eventide Multi-Asset Income Fund
Class N	1.15%	1,000.00	1,021.70	5.86	1,019.41	5.85
Class A	1.20%	1,000.00	1,021.40	6.11	1,019.16	6.11
Class C	1.95%	1,000.00	1,017.00	9.91	1,015.38	9.91
Class I	0.95%	1,000.00	1,022.40	4.84	1,020.42	4.84

1.	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	60

EVENTIDE FUNDS

Additional Information (Unaudited) December 31, 2016

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	61

P R I V A C Y N O T I C E
Mutual Fund Series Trust Revised June 2011	1 of 2

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

■         Social Security number and wire transfer instructions

■         account transactions and transaction history

■         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?

For our everyday business purposes such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO

For our marketing purposes to offer our products and services to you.	NO	We don’t share

For joint marketing with other financial companies.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share

For our affiliates to market to you	NO	We don’t share

For non-affiliates to market to you	NO	We don’t share

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	62

P R I V A C Y N O T I C E
Mutual Fund Series Trust Revised June 2011	2 of 2

What We Do
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     direct us to buy securities or direct us to sell your securities

■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

■     affiliates from using your information to market to you.

■     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust has no affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Mutual Fund Series Trust doesn’t jointly market.

Questions? Call 1-866-447-4228

E V E N T I D E F U N D S Semi-Annual Report 31 December 2016	63

MUTUAL FUND SERIES TRUST

17605 Wright Street
Omaha, NE 68130

MANAGER
Eventide Asset Management, LLC
One International Place
Suite 3510
Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: 3/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: 3/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: 3/10/2017